UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                      Market Value
----------------   -----------                                      ------------
U.S. TREASURY NOTES: 10.47%
      $4,825,000   3.875%, 07/31/2007 (a)(b)                        $ 4,785,797
      28,395,000   4.25%, 10/31/2007 (a)                             28,311,803
      23,655,000   3.875%, 09/15/2010 (a)                            23,162,503
       5,077,492   2.00%, 07/15/2014 (a)                              5,049,129
       2,039,378   1.625%, 01/15/2015 (a)                             1,964,732
       7,715,000   4.50%, 11/15/2015 (a)                              7,778,286
       4,225,000   7.25%, 05/15/2016 (a)                              5,187,839
                                                                    -----------
Total U.S. Treasury Notes
(Cost $76,186,589)                                                   76,240,089
                                                                    -----------
U.S. TREASURY BONDS: 4.55%
      29,520,000   5.375%, 02/15/2031 (a)                            33,159,255
                                                                    -----------
Total U.S. Treasury Bonds
(Cost $32,861,579)                                                   33,159,255
                                                                    -----------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 0.71%
       5,305,000   Federal National Mortgage                          5,172,200
                   Association
                   3.875%, 11/17/2008 (a)
                                                                    -----------
Total U.S. Government Sponsored Agency Obligations
(Cost $5,261,015)                                                     5,172,200
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.72%
       1,318,893   Fanniemae Grantor Trust,                           1,318,695
                   Series 2005-T3 Class A1A,
                   4.42%, 01/25/2035 (a)(c)
       2,439,938   Fanniemae Grantor Trust,                           2,440,695
                   Series 2004-TS Class AB4,
                   4.45%, 05/28/2035 (a)(c)
       1,489,626   Washington Mutual, Series                          1,489,224
                   2005-AR2 Class 2A22, 4.41%,
                   01/25/2045 (a)(c)
                                                                    -----------
Total Collateralized Mortgage Obligations
(Cost $5,248,457)                                                     5,248,614
                                                                    -----------
MORTGAGE PASS-THROUGHS: 37.81%
      58,967,708   Federal National Mortgage                         62,007,678
                   Association Pool, 5.50%,
                   02/01/2009-02/01/2035 (a)
      31,087,506   Federal National Mortgage                         31,442,912
                   Association Pool, 6.00%,
                   02/01/2017-09/01/2035 (a)
         626,396   Federal Home Loan Mortgage                           639,444
                   Corp. Pool, 6.00%, 09/01/2020 (a)
      21,635,000   Federal National Mortgage                         21,046,787
                   Association Pool TBA, 4.50%,
                   12/25/2020 (d)
      12,061,000   Federal National Mortgage                         11,917,836
                   Association Pool, 5.00%,
                   12/25/2020 (a)
       9,175,000   Federal National Mortgage                          9,074,644
                   Association Pool TBA, 5.00%,
                   12/25/2020 (d)

       2,180,000   Federal National Mortgage                          2,192,945
                   Association Pool TBA, 5.50%,
                   12/25/2020 (d)
       1,241,545   Federal National Mortgage                          1,273,715
                   Association Pool, 6.50%,
                   05/01/2034-09/01/2034 (a)
      12,488,124   Federal National Mortgage                         11,749,243
                   Association Pool, 4.50%,
                   08/01/2035-11/01/2035 (a)
       2,030,000   Federal National Mortgage                          1,909,469
                   Association Pool TBA, 4.50%,
                   12/25/2035 (d)
      11,125,000   Federal National Mortgage                         10,770,391
                   Association Pool TBA, 5.00%,
                   12/25/2035 (d)
       9,075,000   Federal National Mortgage                          8,791,406
                   Association Pool TBA, 5.00%,
                   12/25/2035 (d)
      53,445,000   Federal National Mortgage                         52,910,550
                   Association Pool TBA, 5.50%,
                   12/25/2035 (d)
       3,110,000   Federal Home Loan Mortgage                         3,140,129
                   Corp. Pool TBA, 6.00%,
                   12/25/2035 (d)
      20,980,000   Federal National Mortgage                         21,170,121
                   Association Pool TBA, 6.00%,
                   12/25/2035 (d)
      24,630,000   Federal National Mortgage                         25,261,144
                   Association Pool TBA, 6.50%,
                   12/25/2035 (d)
                                                                    -----------
Total Mortgage Pass-Throughs
(Cost $275,921,226)                                                 275,298,414
                                                                    -----------
AUTOMOTIVE: 0.59%
         740,000   Ford Motor Credit Co.,                               715,928
                   6.50%, 01/25/2007 (a)
       1,040,000   Ford Motor Credit Co.,                               943,338
                   6.625%, 06/16/2008 (a)
         530,000   DaimlerChrysler NA,                                  517,485
                   4.875%, 06/15/2010 (a)
         360,000   Ford Motor Credit Co.,                               315,547
                   7.375%, 02/01/2011 (a)
         610,000   Hertz Corp.,                                         621,438
                   8.875%, 01/01/2014,
                   Callable 01/01/2010 @ 104.44 (a)(e)
       1,265,000   General Motors Acceptance                          1,211,719
                   Corp.,
                   8.00%, 11/01/2031 (a)
                                                                    -----------
Total Automotive
(Cost $4,552,811)                                                     4,325,455
                                                                    -----------
BANKING: 1.99%
       1,015,000   Suntrust Bank,                                     1,016,507
                   4.54%, 06/02/2009 (a)(c)
         955,000   Wells Fargo & Co. Senior Note,                       929,722
                   4.20%, 01/15/2010 (a)
         980,000   Huntington National Bank,                            960,668
                   Senior Note, 4.375%,
                   01/15/2010 (a)
       1,820,000   JP Morgan Chase & Co.,                             1,949,360
                   6.75%, 02/01/2011 (a)
         280,000   UFJ Bank Ltd., Subordinated                          309,187
                   Note, 7.40%, 06/15/2011 (a)

       1,400,000   Barclays Bank plc,                                 1,615,151
                   8.55%, 06/15/2011,
                   Callable 06/15/2011 @ 100.00 (a)(c)(e)
         500,000   UFJ Finance Aruba AEC,                               545,932
                   6.75%, 07/15/2013 (a)
         120,000   Royal Bank of Scotland Group                         118,839
                   plc, Subordinated Note, 5.00%,
                   10/01/2014 (a)
         805,000   Zions Bancorp                                        810,943
                   5.50%, 11/16/2015 (a)
         240,000   Resona Bank LTD.,                                    238,986
                   5.85%, 04/15/2016,
                   Callable 04/15/2016 @ 100.00 (a)(e)
       3,370,000   Mizuho Financial Group Ltd.,                       3,651,395
                   8.375%, 04/27/2049,
                   Callable 04/27/2009 @ 100.00 (a)
         410,000   Sumitomo Mitsui Banking Corp.                        408,465
                   (Japan)
                   5.625%, 07/29/2049,
                   Callable 10/15/2015 @ 100.00 (a)(c)(e)
       1,950,000   RBS Capital Trust III,                             1,938,620
                   5.512%, 09/29/2049,
                   Callable 09/30/2014 @ 100.00  (a)(c)
                                                                    -----------
Total Banking
(Cost $14,434,590)                                                   14,493,775
                                                                    -----------
BROADCASTING/MEDIA: 1.01%
         845,000   Time Warner Inc.,                                    899,486
                   6.875%, 05/01/2012 (a)
         175,000   Allbritton Communications Co.,                       175,875
                   Senior Subordinated Note,
                   7.75%, 12/15/2012,
                   Callable 12/15/2007@ 103.88 (a)
         890,000   News America Holdings,                             1,080,928
                   9.25%, 02/01/2013 (a)
         735,000   WPP Finance Corp. (United                            745,956
                   Kingdom),
                   5.875%, 06/15/2014 (a)
         610,000   Lamar Media Corp., Senior                            612,288
                   Subordinated Note,, 6.625%,
                   08/15/2015,
                   Callable 08/15/2010 @ 103.31 (a)(e)
       1,200,000   BSKYB Finance United Kingdom                       1,194,450
                   plc
                   5.625%, 10/15/2015 (a)(e)
       1,710,000   Time Warner Entertainment Co.,                     1,977,295
                   Senior Debenture, 8.375%,
                   03/15/2023 (a)
         655,000   News America Holdings,                               673,681
                   6.55%, 03/15/2033 (a)
                                                                    -----------
Total Broadcasting/Media
(Cost $7,194,325)                                                     7,359,959
                                                                    -----------
BUILDING/REAL ESTATE: 0.24%
         815,000   Simon Property Group L P                             832,803
                   6.375%, 11/15/2007 (a)
         590,000   iStar Financial, Inc., Senior                        571,387
                   Note, 5.15%, 03/01/2012 (a)
         305,000   William Lyon Homes, Inc.,                            314,913
                   10.75%, 04/01/2013,
                   Callable 04/01/2008 @ 105.38 (a)
                                                                    -----------
Total Building/Real Estate
(Cost $1,770,785)                                                     1,719,103
                                                                    -----------

CABLE: 0.72%
         445,000   British Sky Broadcasting Group                       466,168
                   plc,
                   6.875%, 02/23/2009 (a)
         390,000   Cablevision Systems Corp.,                           364,650
                   Series B, 8.00%, 04/15/2012 (a)
         570,000   Charter Communications                               567,150
                   Operating LLC, Senior Note,
                   8.00%, 04/30/2012 (a)(e)
       1,025,000   Comcast Corp.,                                     1,005,574
                   5.30%, 01/15/2014 (a)
         607,000   PanAmSat Corp.,                                      635,832
                   9.00%, 08/15/2014,
                   Callable 08/15/2009 @ 104.50 (a)
         355,000   Directv Holdings LLC,                                347,013
                   6.375%, 06/15/2015,
                   Callable 6/15/2010 @ 103.19 (a)(e)
       1,400,000   AT&T Broadband Corp.                               1,834,276
                   9.455%, 11/15/2022 (a)
                                                                     ----------
Total Cable
(Cost $5,434,585)                                                     5,220,663
                                                                     ----------
CHEMICALS: 0.30%
         585,000   Prologis,                                            589,899
                   7.05%, 07/15/2006 (a)
         790,000   Nell AF SARL (Luxembourg),                           782,100
                   Senior Note, 8.375%,
                   08/15/2015,
                   Callable 08/15/2010 @ 104.19 (a)(e)
         735,000   Union Carbide Corp.,                                 785,917
                   Debenture, 7.75%, 10/01/2096 (a)
                                                                     ----------
Total Chemicals
(Cost $2,111,672)                                                     2,157,916
                                                                     ----------
COMMUNICATIONS: 1.82%
       1,155,000   Cox Enterprises Inc.,                              1,127,853
                   4.375%, 05/01/2008 (a)(e)
       2,465,000   Telecom Italia Capital,                            2,347,784
                   4.00%, 01/15/2010 (a)
         740,000   Deutsche Telekom International                       838,991
                   Finance BV,
                   8.00%, 06/15/2010 (a)
       1,920,000   British Telecommunications                         2,185,653
                   plc,
                   8.375%, 12/15/2010 (a)
       1,085,000   AT&T Corp., Senior Note,                           1,200,905
                   7.30%, 11/15/2011 (a)(e)
       4,035,000   Sprint Capital Corp.,                              4,676,416
                   8.375%, 03/15/2012 (a)
         415,000   Qwest Communications                                 426,412
                   International Inc.,
                   7.50%, 02/15/2014,
                   Callable 02/15/2020 @ 103.75 (a)(e)
         335,000   AT&T Corp.,                                          420,802
                   8.00%, 11/15/2031 (a)
                                                                     ----------
Total Communications
(Cost $13,540,154)                                                   13,224,816
                                                                     ----------
COMMUNICATIONS-FIXED: 0.15%
         195,000   Qwest Corp.,                                         219,863
                   8.875%, 03/15/2012 (a)(e)
         875,000   Verizon Global Funding Corp.,                        847,004
                   4.90%, 09/15/2015 (a)

                                                                      ---------
Total Communications-Fixed
(Cost $1,049,325)                                                     1,066,867
                                                                      ---------
COMMUNICATIONS-MOBILE: 0.98%
       1,225,000   Cingular Wireless LLC,                             1,233,846
                   5.625%, 12/15/2006 (a)
       1,480,000   Telus Corp.,                                       1,528,300
                   7.50%, 06/01/2007 (a)
       2,230,000   AT&T Wireless Services Inc.,                       2,502,185
                   Senior Note, 7.875%,
                   03/01/2011 (a)
         310,000   Digicel Ltd. (Bermuda) Senior                        318,525
                   Note, 9.25%, 09/01/2012,
                   Callable 09/01/2009 @ 104.63 (a)(e)
       1,185,000   AT&T Wireless Services Inc.,                       1,569,909
                   Senior Note, 8.75%,
                   03/01/2031 (a)
                                                                      ---------
Total Communications-Mobile
(Cost $6,987,159)                                                     7,152,765
                                                                      ---------
CONGLOMERATE/MISCELLANEOUS: 0.19%
       1,170,000   Hutchison Whampoa                                  1,351,394
                   International Ltd.,
                   7.45%, 11/24/2033 (a)(e)
                                                                      ---------
Total Conglomerate/Miscellaneous
(Cost $1,202,269)                                                     1,351,394
                                                                      ---------
CONSUMER MANUFACTURING: 0.20%
         540,000   Fortune Brands Inc.,                                 528,457
                   2.875%, 12/01/2006 (a)
         415,000   Visant Corp.,                                        417,075
                   7.625%, 10/01/2012,
                   Callable 10/01/2008 @ 103.81 (a)
         570,000   Acco Brands Corp.,                                   537,225
                   7.625%, 08/15/2015,
                   Callable 8/15/2010 @ 103.81 (a)(e)
                                                                      ---------
Total Consumer Manufacturing
(Cost $1,531,656)                                                     1,482,757
                                                                      ---------
ENERGY: 0.78%
         360,000   Duke Energy Field Services                           398,139
                   Corp.,
                   7.875%, 08/16/2010 (a)
         255,000   Amerada Hess Corp.,                                  274,011
                   6.65%, 08/15/2011 (a)
       1,235,000   Valero Energy Corp.,                               1,345,698
                   6.875%, 04/15/2012 (a)
         600,000   Enterprise Products Operating                        599,531
                   LP, Series B, 5.60%,
                   10/15/2014 (a)
       1,150,000   Conoco Inc., Senior Note,                          1,387,939
                   6.95%, 04/15/2029 (a)
         900,000   Amerada Hess Corp.,                                1,089,795
                   7.875%, 10/01/2029 (a)
         510,000   Valero Energy Corp.,                                 619,798
                   7.50%, 04/15/2032 (a)
                                                                      ---------
Total Energy
(Cost $5,462,917)                                                     5,714,911
                                                                      ---------

FINANCIAL: 3.49%
         530,000   CIT Group Inc., Medium-Term                          531,436
                   Note, 4.02%, 05/18/2007 (a)(c)
       3,295,000   Core Investment Grade Trust                        3,260,337
                   4.659%, 11/30/2007 (a)
         365,000   Boeing Capital Corp., Senior                         364,023
                   Note, 4.75%, 08/25/2008 (a)
       1,880,000   Household Finance Corp.,                           1,956,657
                   6.50%, 11/15/2008 (a)
       2,160,000   American General Finance                           2,138,320
                   Corp., Medium-Term Note,
                   4.625%, 05/15/2009 (a)
         720,000   Citigroup Inc.,                                      721,444
                   4.60%, 06/09/2009 (a)(c)
       3,754,000   Dow Jones Cdx, High Yield                          3,829,080
                   Series 4-T3, 8.00%,
                   06/29/2010 (a)
         885,000   ZFS Finance USA Trust I                              891,432
                   6.15%, 12/01/2010,
                   Callable  12/15/10 @ 100.00 (a)(e)
       1,225,000   Berkshire Hathaway Finance                         1,185,956
                   Corp.,
                   4.20%, 12/15/2010 (a)
       1,375,000   Countrywide Home Loans, Inc.,                      1,293,790
                   Medium-Term Note, Series L,
                   4.00%, 03/22/2011 (a)
       1,435,000   General Electric Capital                           1,393,194
                   Corp.,
                   4.375%, 11/21/2011 (a)
       1,100,000   CIT Group Inc., Senior Note,                       1,247,544
                   7.75%, 04/02/2012 (a)
         565,000   Household Finance Corp.,                             618,037
                   7.00%, 05/15/2012 (a)
         650,000   Goldman Sachs Group Inc.,                            630,480
                   4.75%, 07/15/2013 (a)
       3,671,000   Citigroup Inc., Subordinated                       3,613,567
                   Note, 5.00%, 09/15/2014 (a)
         790,000   Goldman Sachs Group Inc.,                            781,066
                   5.125%, 01/15/2015 (a)
         450,000   Resona Preferred Global                              477,438
                   Securities (Cayman),
                   7.191%, 12/29/2049,
                   Callable 12/21/2010 @ 100.00 (a)(c)(e)
         500,000   ILFC E- Capital Trust I,                             501,964
                   5.90%, 12/21/2065,
                   Callable 12/21/2010 @ 100.00 (a)(e)
                                                                     ----------
Total Financial
(Cost $25,293,517)                                                   25,435,765
                                                                     ----------
FOOD/BEVERAGE: 0.17%
         341,000   ConAgra Foods Inc.,                                  375,694
                   7.875%, 09/15/2010 (a)
         223,000   ConAgra Foods Inc.,                                  237,534
                   6.75%, 09/15/2011 (a)
         650,000   Kraft Foods Inc.,                                    650,247
                   5.25%, 10/01/2013 (a)
                                                                     ----------
Total Food/Beverage
(Cost $1,290,929)                                                     1,263,475
                                                                     ----------
GAMING: 0.03%
         220,000   Riviera Holdings Corp.,                              236,775
                   11.00%, 06/15/2010,
                   Callable 06/15/2006 @ 105.50 (a)
                                                                     ----------
Total Gaming
(Cost $229,268)                                                         236,775
                                                                     ----------

HEALTHCARE: 0.32%
         388,000   Wellpoint Inc.,                                      379,383
                   3.75%, 12/14/2007 (a)
         215,000   Concentra Operating Corp.,                           221,450
                   9.125%, 06/01/2012,
                   Callable 06/01/2008 @ 104.56 (a)
       1,019,000   Wyeth,                                             1,032,199
                   5.50%, 02/01/2014 (a)
         685,000   Humana Inc., Senior Note,                            721,496
                   6.30%, 08/01/2018 (a)
                                                                      ---------
Total Healthcare
(Cost $2,336,567)                                                     2,354,528
                                                                      ---------
INDUSTRIAL: 0.03%
         220,000   H&E Equipment Services LLC,                          243,100
                   11.125%, 06/15/2012,
                   Callable 06/15/2007 @ 105.56 (a)
                                                                      ---------
Total Industrial
(Cost $226,986)                                                         243,100
                                                                      ---------
INSURANCE: 1.07%
         410,000   Fairfax Financial Holdings                           382,564
                   Ltd.,
                   7.75%, 04/26/2012 (a)
         780,000   MetLife Inc.,                                        771,709
                   5.00%, 11/24/2013 (a)
         735,000   Assurant Inc.,                                       744,426
                   5.625%, 02/15/2014 (a)
         855,000   Liberty Mutual Group,                                843,950
                   5.75%, 03/15/2014 (a)(e)
         445,000   Fairfax Financial Holdings                           366,989
                   Ltd.,
                   7.375%, 04/15/2018 (a)
         720,000   Royal & Sun Alliance Insurance                       919,423
                   Group plc,
                   8.95%, 10/15/2029 (a)
       1,910,000   Mangrove Bay Pass-Through                          1,895,446
                   Trust,
                   6.102%, 07/15/2033,
                   Callable 07/15/2013 @ 100 (a)(b)(e)
       1,740,000   Zurich Capital Trust,                              1,883,132
                   8.376%, 06/01/2037,
                   Callable 06/01/2007 @ 104.19 (a)(e)
                                                                      ---------
Total Insurance
(Cost $7,819,302)                                                     7,807,639
                                                                      ---------
METALS/MINING: 0.19%
         455,000   AK Steel Corp.,                                      432,250
                   7.875%, 02/15/2009,
                   Callable 11/07/2005 @ 102.65 (a)
         455,000   Ispat Inland ULC,                                    515,287
                   9.75%, 04/01/2014,
                   Callable 04/01/2009 @ 104.88 (a)
         430,000   Teck Cominco Limited                                 425,249
                   6.125%, 10/01/2035 (a)
                                                                      ---------
Total Metals/Mining
(Cost $1,385,362)                                                     1,372,786
                                                                      ---------
PAPER/PACKAGING: 0.36%
         830,000   Weyerhaeuser Co.,                                    846,766
                   5.95%, 11/01/2008 (a)
           5,000   International Paper Co.,                               5,319
                   6.75%, 09/01/2011 (a)
         790,000   Packaging Corp. of America,                          775,842
                   5.75%, 08/01/2013 (a)
       1,015,000   International Paper Co.,                             977,593

                   5.30%, 04/01/2015 (a)
                                                                     ----------
Total Paper/Packaging
(Cost $2,670,024)                                                     2,605,520
                                                                     ----------
PETROLEUM PRODUCTS: 0.06%
         405,000   Tengizchevroil Finance Co.,                          411,885
                   6.124%, 11/15/2014 (a)(e)
                                                                     ----------
Total Petroleum Products
(Cost $405,967)                                                         411,885
                                                                     ----------
PUBLIC UTILITIES-ELECTRIC & GAS: 1.74%
         600,000   Consumers Energy Co., Series                         587,650
                   C, 4.25%, 04/15/2008 (a)
         590,000   Nisource Finance Corp.,                              653,702
                   7.875%, 11/15/2010 (a)
         895,000   Progress Energy Inc.,                                965,633
                   7.10%, 03/01/2011 (a)
       1,415,000   FirstEnergy Corp. Series B,                        1,499,896
                   6.45%, 11/15/2011 (a)
       1,135,000   Carolina Power & Light Co.,                        1,216,029
                   6.50%, 07/15/2012 (a)
         410,000   MidAmerican Energy Holdings                          423,269
                   Co., Senior Note, 5.875%,
                   10/01/2012 (a)
         410,000   Public Service Co. of                                477,299
                   Colorado,
                   7.875%, 10/01/2012 (a)
       1,150,000   Txu Australia Holdings Pty                         1,227,621
                   Ltd.,
                   6.15%, 11/15/2013 (a)(e)
         960,000   Pacific Gas & Electric Co.,                          935,546
                   4.80%, 03/01/2014 (a)
         660,000   Duke Capital LLC, Senior Note,                       657,448
                   5.50%, 03/01/2014 (a)
       1,085,000   Duke Capital, LLC, Senior                          1,295,000
                   Note, 8.00%, 10/01/2019 (a)
       1,500,000   FirstEnergy Corp., Series C,                       1,769,955
                   7.375%, 11/15/2031 (a)
         895,000   Pacific Gas & Electric Co.,                          926,288
                   6.05%, 03/01/2034 (a)
                                                                     ----------
Total Public Utilities-Electric & Gas
(Cost $12,394,543)                                                   12,635,336
                                                                     ----------
PUBLIC UTILITIES - TELEPHONE: 0.23%
         645,000   Telecom Italia Capital,                              625,516
                   4.00%, 11/15/2008 (a)
         250,000   Qwest Communications                                 256,875
                   International Inc.
                   7.50%, 02/15/2014 (a)(e)
         800,000   Telecom Italia Capital,                              809,229
                   6.375%, 11/15/2033 (a)
                                                                     ----------
Total Public Utilities - Telephone
(Cost $1,676,518)                                                     1,691,620
                                                                     ----------
RETAIL: 0.08%
         620,000   GSC Holdings Corp.,                                  582,800
                   8.00%, 10/01/2012,
                   Callable 10/01/2009 @ 104.00 (a)(e)
                                                                     ----------
Total Retail
(Cost $612,096)                                                         582,800
                                                                     ----------

SERVICE: 0.28%
       2,015,000   Pershing Road Development                          2,015,000
                   Company LLC,
                   4.81%, 09/01/2026,
                   Callable 12/01/2005 @ 102.00 (a)(c)(e)
                                                                     ----------
Total Service
(Cost $2,015,000)                                                     2,015,000
                                                                     ----------
SUPERMARKET/DRUG: 0.07%
         350,000   Safeway, Inc.,                                       362,428
                   6.50%, 03/01/2011 (a)
         119,000   Stater Bros. Holdings Inc.,                          117,810
                   8.125%, 06/15/2012,
                   Callable 06/15/2008 @ 104.06 (a)
                                                                     ----------
Total Supermarket/Drug
(Cost $481,419)                                                         480,238
                                                                     ----------
TECHNOLOGY: 0.07%
         355,000   International Business                               350,548
                   Machines Corp., Medium-Term
                   Note, 4.375%, 06/01/2009 (a)
         111,000   Motorola Inc.,                                       123,391
                   7.625%, 11/15/2010 (a)
                                                                     ----------
Total Technology
(Cost $478,552)                                                         473,939
                                                                     ----------
ASSET-BACKED SECURITIES: 3.95%
         217,082   Residential Asset Securities                         217,082
                   Corp., Series 2004-KS7 Class
                   AI1, 4.529%, 01/25/2006 (a)(c)
       2,300,000   Capital Auto Receivables Asset                     2,279,047
                   Trust, Series 2005-SN1A Class
                   A3A, 4.10%, 06/15/2008 (a)
       1,910,000   Bank One Issuance Trust,                           1,910,802
                   Series 2004-A4 Class A4,
                   4.409%, 02/16/2010 (a)(c)
       2,220,000   Discover Card Master Trust I,                      2,220,777
                   Series 2004-1 Class A, 4.399%,
                   04/16/2010 (a)(c)
       1,910,000   American Express Credit                            1,909,408
                   Account Master Trust, Series
                   2005-1 Class A, 4.15%,
                   10/15/2012 (a)(c)
          64,177   RAAC, Series 2004-SP1 Class                           64,177
                   AI1, 4.559%, 06/25/2013 (a)(c)
       1,719,965   SLM Student Loan Trust, Series                     1,721,582
                   2003-C Class A1, 3.97%,
                   09/15/2016 (a)(c)
           6,300   Residential Funding Mortgage                           6,300
                   Securities Inc., Series
                   2004-HS2 Class AI1, 4.529%,
                   12/25/2018 (a)(c)
         903,422   Bear Stearns Asset Backed                            903,703
                   Securities Inc., Series
                   2005-SD1 Class 1A1, 4.529%,
                   04/25/2022 (a)(c)
         697,741   Novastar Home Equity Loan,                           697,176
                   Series 2001-1 Class A1,
                   4.659%, 07/25/2031 (a)(c)
         585,496   Residential Asset Securities                         586,228
                   Corp., Series 2002-KS7 Class
                   A2, 4.749%, 11/25/2031 (a)(c)
         980,398   Asset Backed Funding Corp.,                          982,594
                   Series 2003-WF1 Class A2,
                   4.941%, 12/25/2032 (a)

         679,157   Citifinancial Mortgage                               642,917
                   Securities Inc., Series 2003-1
                   Class AFPT, 3.36%, 09/25/2033 (a)
         472,283   Structured Asset Investment                          472,358
                   Loan Trust, Series 2004-5
                   Class A2, 4.559%, 05/25/2034 (a)(c)
         300,573   Morgan Stanley ABS Capital I,                        300,621
                   Series 2004-HE4 Class A3,
                   4.579%, 05/25/2034 (a)(c)
          38,005   Equity One ABS Inc., Series                           38,007
                   2004-3 Class AF1, 4.539%,
                   07/25/2034 (a)(c)
       1,160,264   Aegis Asset Backed Securities                      1,160,624
                   Trust, Series 2004-3 Class
                   A2A, 4.579%, 09/25/2034 (a)(c)
       2,048,498   Household Home Equity Loan                         2,051,059
                   Trust, Series 2005-3 Class A1,
                   4.63%, 01/20/2035 (a)(c)
       1,785,000   Residential Asset Mortgage                         1,783,054
                   Products, Inc., Series
                   2005-RS3 Class AIA2, 4.549%,
                   03/25/2035 (a)(c)
          17,628   Merrill Lynch Mortgage                                17,629
                   Investors, Inc., Series
                   2004-SL1 Class A, 4.639%,
                   04/25/2035 (a)(c)
       1,100,000   Residential Funding Mortgage                       1,080,343
                   Secs II, Series 2005-HI2 Class
                   A3, 4.46%, 05/25/2035 (a)
       1,004,015   Home Equity Mortgage Trust,                        1,004,317
                   Series 2005-2 Class A1,
                   4.559%, 07/25/2035 (a)(c)
       1,490,000   Credit Based Asset Servicing &                     1,483,995
                   Securites Trust, Series
                   2005-CB7 Class AF2, 5.147%,
                   11/25/2035 (a)
       1,785,000   GE-WMC Mortgage Securities                         1,794,740
                   LLC., Series 2005-2 Class A2B,
                   4.539%, 12/25/2035 (a)(c)
       1,605,000   Home Equity Mortgage Trust,                        1,583,445
                   Series 2005-4 Class A3,
                   4.742%, 01/25/2036 (a)
       1,825,000   Saxon Asset Securities Trust,                      1,825,000
                   Series 2005-4 Class A2B,
                   4.55%, 11/25/2037 (a)(c)
                                                                     ----------
Total Asset-Backed Securities
(Cost $28,821,688)                                                   28,736,985
                                                                     ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.16%
       1,975,000   LB-UBS Commercial Mortgage                         1,905,381
                   Trust, Series 2004-C7 Class
                   A2, 3.992%, 10/15/2029 (a)
       2,025,000   LB-UBS Commercial Mortgage                         1,966,417
                   Trust, Series 2004-C8 Class
                   A2, 4.201%, 12/15/2029 (a)
       1,760,000   LB-UBS Commercial Mortgage                         1,710,597
                   Trust, Series 2005-C1 Class
                   A4, 4.742%, 02/15/2030 (a)
       1,965,000   LB-UBS Commercial Mortgage                         1,972,212
                   Trust, Series 2005-C7 Class
                   A4, 5.197%, 11/15/2030 (a)
       2,035,000   Greenwich Capital Commercial                       1,911,862
                   Funding Corp., Series 2003-C1
                   Class A4, 4.111%, 07/05/2035 (a)
         895,000   Greenwich Capital Commercial                         872,374
                   Funding Corp., Series 2003-C2
                   Class A3, 4.533%, 01/05/2036 (a)

       1,695,000   CS First Boston Mortgage                           1,647,862
                   Securities Corp., Series
                   2003-CK2 Class A2, 3.861%,
                   03/15/2036 (a)
       1,730,000   Merrill Lynch Mortgage Trust,                      1,748,961
                   Series 2005-CKI1 Class A6,
                   5.245%, 11/12/2037 (a)
       2,170,000   CS First Boston Mortgage                           2,103,468
                   Securities Corp., Series
                   2004-C5 Class A2, 4.183%,
                   11/15/2037 (a)
         245,000   JP Morgan Chase Commercial                           235,597
                   Mortgage Securities, Series
                   2004-C1 Class A2, 4.302%,
                   01/15/2038 (a)
       2,150,000   CS First Boston Mortgage                           2,126,673
                   Securities Corp., Series
                   2005-C1 Class A4, 5.014%,
                   02/15/2038 (a)
       2,845,000   Banc of America Commercial                         2,895,812
                   Mortgage Inc., Series 2004-3
                   Class A5, 5.482%, 06/10/2039 (a)
       2,030,000   GE Capital Commercial Mortgage                     2,032,253
                   Corp., Series 2004-C3 Class
                   A4, 5.189%, 07/10/2039 (a)
       1,605,000   Merrill Lynch Mortgage Trust,                      1,553,094
                   Series 2004-KEY Class A2,
                   4.166%, 08/12/2039 (a)
       2,850,000   Morgan Stanley Capital I,                          2,773,848
                   Series 2005-T17 Class A5,
                   4.78%, 12/13/2041 (a)
       3,745,000   Morgan Stanley Capital I,                          3,748,370
                   Series 2005-HQ5 Class A4,
                   5.168%, 01/14/2042 (a)
       2,520,000   Bear Stearns Commercial                            2,481,545
                   Mortgage Securities Inc.,
                   Series 2005-T18 Class A4,
                   4.933%, 02/13/2042 (a)
       1,900,000   Banc of America Commercial                         1,845,375
                   Mortgage Inc., Series 2004-4
                   Class A3, 4.128%, 07/10/2042 (a)
       2,620,000   Greenwich Capital Commercial                       2,555,024
                   Funding Corp., Series 2005-GG3
                   Class A2, 4.305%, 08/10/2042 (a)
       2,085,000   JP Morgan Chase Commercial                         2,065,818
                   Mortgage Securities, Series
                   2005-LDP3 Class A2, 4.851%,
                   08/15/2042 (a)
       3,175,000   Merrill Lynch Mortgage Trust,                      3,146,552
                   Series 2005-MKB2 Class A2,
                   4.806%, 09/12/2042 (a)
       1,945,000   JP Morgan Chase Commercial                         1,922,282
                   Mortgage Securities, Series
                   2005-LDP4 Class A2, 4.79%,
                   10/15/2042 (a)
       2,650,000   Banc of America Commercial                         2,631,874
                   Mortgage Inc., Series 2005-1
                   Class A3, 4.877%, 11/10/2042 (a)
       2,565,000   Banc of America Commercial                         2,484,049
                   Mortgage Inc., Series 2004-6
                   Class A2, 4.161%, 12/10/2042 (a)
       2,370,000   GE Capital Commercial Mortgage                     2,350,210
                   Corp., Series 2005-C3 Class
                   A3FX, 4.863%, 07/10/2045 (a)
       1,555,000   Morgan Stanley Capital I,                          1,489,814
                   Series 2004-T13 Class A2,
                   3.94%, 09/13/2045 (a)
       2,665,000   JP Morgan Chase Commercial                         2,620,415
                   Mortgage Securities, Series
                   2005-LDP1 Class A2, 4.625%,
                   03/15/2046 (a)

       2,620,000   JP Morgan Chase Commercial                         2,595,241
                   Mortgage Securities, Series
                   2005-LDP1 Class A4, 5.038%,
                   03/15/2046 (a)
                                                                    -----------
Total Commercial Mortgage-Backed Securities
(Cost $60,373,730)                                                   59,392,980
                                                                    -----------
U.S. DOLLAR SOVEREIGN DEBT: 2.08%
      47,125,000   United Mexican States,                             5,023,860
                   10.00%, 12/05/2024 (a)
       1,470,000   Republic of Peru,                                  1,447,950
                   7.35%, 07/21/2025 (a)
       3,110,000   Russian Federation,                                3,506,525
                   5.00%, 03/31/2030 (a)
       1,530,000   United Mexican States,                             1,811,520
                   7.50%, 04/08/2033 (a)
       2,595,000   Brazil (Republic of),                              3,347,550
                   11.00%, 08/17/2040,
                   Callable 08/17/2015 @ 100.00 (a)
                                                                    -----------
Total U.S. Dollar Sovereign Debt
(Cost $13,783,505)                                                   15,137,405
                                                                    -----------
NON U.S. DOLLAR SOVEREIGN DEBT: 3.65%
     103,195,000   Sweden (Kingdom of), Series                       13,757,168
                   1043, 5.00%, 01/28/2009 (a)
      92,625,000   Sweden (Kingdom of),                              12,817,915
                   5.25%, 03/15/2011 (a)
                                                                    -----------
Total Non U.S. Dollar Sovereign Debt
(Cost $26,255,919)                                                   26,575,083
                                                                    -----------
SHORT-TERM INVESTMENTS: 34.83
U.S. Government Sponsored Agency Obligations: 17.68%
      25,500,000   Federal Home Loan Banks                           25,495,183
                   0.00%, 01/03/2006 (f)
      34,515,000   Federal Home Loan Banks                           34,476,299
                   0.00%, 01/11/2006 (f)(g)
      34,560,000   Federal National Mortgage                         34,399,650
                   Association
                   0.00%, 02/10/2006 (f)
      34,575,000   Federal National Mortgage                         34,326,598
                   Association
                   0.00%, 03/03/2006 (f)
                                                                    -----------
Total U.S. Government Sponsored Agency Obligations
(Cost $128,697,730)                                                 128,697,730
                                                                    -----------
Commercial Paper: 17.15%
      25,000,000   UBS Finance Delaware LLC.,                        24,994,181
                   4.19%, 01/03/2006 (f)
      10,000,000   Bank of Montreal                                   9,987,029
                   4.245%, 01/12/2006 (f)
      10,000,000   Royal Bank of Scotland plc,                        9,987,029
                   4.245%, 01/12/2006 (f)
      10,000,000   Deutsche Bank Financial LLC.,                      9,987,014
                   4.25%, 01/12/2006 (f)
      10,000,000   Fortis Funding                                     9,986,968
                   4.265%, 01/12/2006 (f)
      10,000,000   American General Finance                           9,986,953
                   Corp.,
                   4.27%, 01/12/2006 (f)
      10,000,000   Citigroup Funding Inc.,                            9,986,953
                   4.27%, 01/12/2006 (f)
      10,000,000   Goldman Sachs Group                                9,986,922
                   4.28%, 01/12/2006 (f)
      10,000,000   Barclays Bank                                      9,986,907
                   4.285%, 01/12/2006 (f)
      10,000,000   Bear Stearns & Co. Inc.,                           9,986,892
                   4.29%, 01/12/2006 (f)

      10,000,000   General Electric Capital                           9,986,983
                   Corp.,
                   0.00%, 03/14/2006 (f)
                                                                  --------------
Total Commercial Paper
(Cost $124,863,831)                                                 124,863,831
                                                                  -------------
Total Short-Term Investments
(Cost $253,561,561)                                                 253,561,561
                                                                  -------------
INVESTMENT SUMMARY
Total Investments
(Cost $902,863,567)(h)                                  124.09%   $ 903,403,373
Cash and Other Assets, Less
Liabilities                                             (24.09)    (175,390,594)
                                                        ------    -------------
Net Assets(Equivalent to
$15.15 per share based on
48,054,091 shares of capital
stock outstanding)                                      100.00%   $ 728,012,779
                                                        ------    -------------

INTEREST RATE SWAP CONTRACTS

                                                                           RATE TYPE
                           Notional Amount                      ------------------------------    Unrealized
Swap Counterparty               (000)        Termination Date   Rate Received      Rate Paid     Appreciation
------------------------   ---------------   ----------------   -------------   --------------   ------------
Lehman Brothers                 10,130           11/2/2007          4.814%      3 month LIBOR+      $ 3,083
Lehman Brothers                 24,500          10/28/2007          4.800%         Variable*         10,006

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

CREDIT DEFAULT SWAP CONTRACTS

                                                                                   Unrealized
Swap Counterparty &                         Notional    Interest   Termination    Appreciation/
Referenced Obligation                        Amount       Rate         Date      (Depreciation)
----------------------------------------   ----------   --------   -----------   --------------
Buy Contracts
JP Morgan Chase
Dow Jones High Volume, 4.00%, 06/20/2010   19,000,000     0.90%     06/20/2010     $(222,510)
JP Morgan Chase
Dow Jones High Volume, 4.00%, 06/20/2010    6,000,000     0.90%     06/20/2010        22,798

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                     U.S. $
                                       Contract     Value on       U.S. $       Unrealized
                                        Amount      Original      Current      Appreciation/
                                         (000)        Date         Value      (Depreciation)
--------------   -------------------   --------   -----------   -----------   --------------
Sale Contracts
Mexican Peso     Settling 01/19/2006     51,579   $ 4,781,173   $ 4,838,752     $ (57,579)
Swedish Krona    Settling 01/18/2006    114,338    13,971,949    14,412,624      (440,675)
Swedish Krona    Settling 01/18/2006    105,680    13,461,837    13,321,298       140,539

FINANCIAL FUTURES CONTRACTS

                         Number of                                            Value at         Unrealized
Type                     Contracts   Expiration Month   Original Value   December 31, 2005   (Depreciation)
----------------------   ---------   ----------------   --------------   -----------------   --------------
Purchased Contracts
Japan Government Bonds
10 Yr Future                 24         March 2006       $ 27,994,285       $ 27,950,990        $(43,295)

(a) Positions, or portion thereof, with an aggregate market value of $493,574,227 have been segregated to collateralize open forward exchange currency contracts.

(b)  Represents entire or partial position segregated as collateral for swaps.

(c)  Variable rate coupon, rate shown as of December 31, 2005.

(d)  When-issued security.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933.

     These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $22,556,760 or 3.10% of net assets.

(f) Represents entire or partial position segregated as collateral for TBA securities.

(g) Represents entire or partial position segregated as collateral for open futures contracts.

(h) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $5,351,744 and gross unrealized depreciation of investments was $4,811,938, resulting in net unrealized depreciation of $539,806 (excluding swap and future transactions).

     Explanation of abbreviation:
     TBA - To Be Announced

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Treasurer and Chief Financial Officer

Date: February 21, 2006